Equity-accounted investees	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Equity-accounted investees
16. Equity-accounted investees
16.1 NSoft Group
Until March 31, 2019, the NSoft Group, comprising NSoft d.o.o., Mostar, Bosnia and Herzegovina, in which Sportradar held 40% of the shares, and NSoft Solutions d.o.o., Zagreb, Croatia, in which NSoft d.o.o. holds 100% of the shares, was fully consolidated due to a call option that gave Sportradar the right to acquire an additional 11%
equity ownership, which would give Sportradar a majority of the voting rights and control of the entity. NSoft acts as a partner for Sportradar as the entity is a leading provider of betting software and offers a retail portfolio of games to bookmakers operating in the Eastern European market. As of April 1, 2019, NSoft is accounted for using the equity method because the call option expired on March 31, 2019 and was not exercised or extended.

The Group reviews the carrying amount of its investments in equity-accounted investees for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. As a result of the
COVID-19
pandemic, during 2020 NSoft suffered a significant decrease in revenues. The Group performed an impairment test by comparing the carrying value of its investment in NSoft to its recoverable amount, which was its value in use. The estimate of value in use was determined using a pre-tax
discount rate of 14.5% and a terminal value growth rate of 1.0%. As of December 31, 2020, the recoverable amount of €8,287 was below its carrying amount of €12,865, and thus the Group recorded an impairment loss of €4,578. This is shown as impairment loss on equity-accounted investees in the consolidated statements of profit or loss and other comprehensive income.
No changes in ownership occurred during the year ended December 31, 2021. No impairment trigger noted as of December 31, 2021 given the positive development in the business. The Group did not identify any impairment reversal as of that day.
16.2 Bayes Esports
In the fourth quarter of 2018, Bayes Esports Solutions GmbH (“Bayes Esports”), Berlin, Germany, was founded by Dojo Madness GmbH (“Dojo Madness”), Berlin, and Sportradar. The objective and purpose of Bayes Esports is the development, marketing, operation and provision of
e-sports
data services and products covering professional sports leagues to business customers. This business started operations in March 2019. This investment is classified as an associate and as of December 31, 2019, the Group holds a 45% equity ownership with voting rights.
In 2020, the Group’s equity interest in Bayes Esports was diluted by 2.42%, as a result of an additional equity contribution of €1,250 by Dojo Madness. As of December 31, 2020, the Group holds a 42.58% equity ownership in Bayes Esports.
In 2021, the Group ceased to recognize its share of investee’s losses once it has reduced its investment to zero. No changes in ownership occurred.